Property and Equipment, net (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Depreciation	$ 28,000	$ 30,000	$ 39,000	$ 38,000
Minimum [Member]
Estimated useful life	3 years		3 years
Maximum [Member]
Estimated useful life	10 years		10 years